Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Financial Liabilities are Measured at Fair Value

Fair value of the Group's financial assets and financial liabilities that are measured at fair value on a recurring basis.

Some of the Group's financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of
	December 31, 2023	December 31, 2022	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Financial assets
Money market fund	$5,761	$19,067	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible preferred shares	—	511,861	Level 3	Black-Scholes model and OPM method - the key inputs are: time to liquidation, risk-free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa
Maxpro public warrants assumed by Apollomics (Note 5)	259	—	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics, and Private warrants issued in connection with the conversion of the promissory note payable to the Maxpro Sponsor (Note 5)	15	—	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny warrants (Note 5)	56	—	Level 3	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	330

(i)
Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

						Relationship of
	Fair value as of				Significant	unobservable
	December 31,		Fair value	Valuation technique(s) and key	unobservable	inputs to fair
	2022	2023	hierarchy	inputs	inputs	value
Financial assets
Money market fund	$19,067	$5,761	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible Preferred Shares	511,861	—	Level 3	Black-Scholes model and OPM method — the key inputs are: time to liquidation, risk- free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa
Warrants	—	330	Level 1

Public warrants and private warrants are based on the valuation of the public price of APLMW which is directly observable market (level 1) while the penny warrants are based on the underlying share price of APLM, also a directly observable market (level 1)

					N/A	N/A

Disclosure of detailed information about financial instruments [text block]
a.
Categories of financial instruments

	As of December 31,
	2022	2023
Financial assets
Financial assets at FVTPL	$19,067	$5,761
Amortized cost	39,983	32,166
Financial liabilities
Financial liability at FVTPL	511,861	330
Amortized cost	7,606	5,970

Summary of Categories of Financial Instruments
a.
Categories of financial instruments

	As of December 31,
	2022	2023
Financial assets
Financial assets at FVTPL	$19,067	$5,761
Amortized cost	39,983	32,166
Financial liabilities
Financial liability at FVTPL	511,861	330
Amortized cost	7,606	5,970

Summary of Assets and Liabilities Denominated in Foreign Currencies

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	As of December 31,		As of December 31,
	2022	2023	2022	2023
Renminbi (“RMB”)	$8,940	$6,071	$1,210	$5,443
Australian Dollars (“AUD”)	1,300	796	1,449	771
	$10,240	$6,867	$2,659	$6,214

Summary of Sensitivity Analysis of Foreign Exchange Rate

	2021	2022	2023
Impact of RMB on loss for the year	$295	$386	$659
Impact of AUD on loss for the year	22	(7)	26

Summary of Internal Credit Risk Grading Assessment Comprises

The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets at amortized cost
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Watch list	Debtor frequently repays after due dates but settles the amounts in full	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

Summary of Credit Risk Exposure

	External			The Group
	credit	Internal	12-month ECL	As of December 31,
	rating	credit rating	or lifetime ECL	2022	2023
Financial assets
Deposits	N/A	Low risk	12-month ECL	$129	$110
Time deposits with maturity less than twelve months	A3	N/A	12-month ECL	2,872	—
Time deposits with maturity greater than twelve months	A3	N/A	12-month ECL	4,307	—
Cash and cash equivalents	A3 to Aa2	N/A	12-month ECL	32,675	32,056
				$39,983	$32,166

Summary of Liquidity and Interest Risk

		On
		demand
	Weighted	or less					Total
	average	than 1	1 to 3	3 Months	1 to 2	2 to 4	undiscounted	Carrying
	interest rate	Month	Months	to 1 Year	Years	Years	cash flows	amount
	%	$	$	$	$	$	$	$
December 31, 2022
Convertible Preferred Shares (note)	12	—	—	—	338,492	—	338,492	378,332
Other payables	N/A	7,538	—	—	—	—	7,538	7,538
Financial liabilities arising from unvested restricted shares	N/A	68	—	—	—	—	68	68
Total		7,606	—	—	338,492	—	346,098	385,938
Lease liabilities	5.38	49	268	391	143	260	1,111	991
December 31, 2023
Other payables	N/A	5,970	—	—	—	—	5,970	5,970
Total		5,970	—	—	—	—	5,970	5,970
Lease liabilities	4.85	44	31	83	216	50	495	425